COMMITMENTS, CONTINGENCIES AND GUARANTEES - Summary of Letters of Credit Issued (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [line items]
Issued letters of credit	$ 1,084	$ 1,048
Brookfield Renewable along with institutional investors
Disclosure of contingent liabilities [line items]
Issued letters of credit	96	98
Brookfield Renewable's subsidiaries
Disclosure of contingent liabilities [line items]
Issued letters of credit	$ 988	$ 950